PLEASE  FILE THIS  PROSPECTUS  SUPPLEMENT WITH YOUR RECORDS.


                         THE STRONG CORE FUNDS
                            INVESTOR CLASS

                         STRONG BALANCED FUND
                      STRONG BALANCED ASSET FUND
                     STRONG GROWTH AND INCOME FUND
                          STRONG INDEX 500 FUND
                       STRONG LARGE CAP CORE FUND
                         STRONG OPPORTUNITY FUND

               Supplement to the Prospectus dated May 1, 2002


                        THE STRONG INCOME FUNDS
                             INVESTOR CLASS

                       STRONG CORPORATE BOND FUND
                   STRONG GOVERNMENT SECURITIES FUND
                      STRONG HIGH-YIELD BOND FUND
                      STRONG SHORT-TERM BOND FUND
                 STRONG SHORT-TERM HIGH YIELD BOND FUND

             Supplement to the Prospectus dated March 1, 2002


STRONG  BALANCED FUND
Effective July 1, 2002, Mr. Bradley C. Tank is the sole Portfolio Manager of the bond and cash portions of the Fund. His biography can be found on pages 19 and 20 of the Prospectus. Mr. Rimas M. Milaitis remains the sole Portfolio Manager of the equity portion of the Fund. His biography can be found on pages 18 and 19 of the Prospectus.


STRONG CORPORATE BOND FUND
Effective July 1, 2002, Mr. John T. Bender and Ms. Janet S. Rilling are the Portfolio co-Managers of the Strong Corporate Bond Fund. Their biographies can be found on pages 13, 14, and 15 of the Prospectus.


             The date of this Prospectus Supplement is June 28, 2002.